Board of Directors	12 Months Ended
Dec. 31, 2020
Board of Directors
Board of Directors

(G.4)   Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2020

Christian Klein

Chief Executive Officer

Corporate Development and Strategy, Security and Secrecy, Compliance, Global Corporate Affairs, Global Marketing

Supervisory Board, adidas AG, Herzogenaurach, Germany (from August 11, 2020)

Sabine Bendiek (from January 1, 2021)

Chief People Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Schaeffler AG, Herzogenaurach, Germany

Luka Mucic

Chief Financial Officer

Global Finance and Administration including Investor Relations, Internal Audit, Data Protection & Privacy, Business Process Intelligence

Supervisory Board, HeidelbergCement AG, Heidelberg, Germany

Juergen Mueller

Chief Technology Officer

Technology & Innovation

Technology and Innovation Strategy, SAP HANA Database, SAP Business Technology Platform, Analytics, Cloud Infrastructure

Supervisory Board, DFKI GmbH, Kaiserslautern, Germany

Scott Russell (from February 1, 2021)

Customer Success

Global Field Organization including Sales, Services, Partners, and Customer Engagement

Thomas Saueressig

SAP Product Engineering

Global Responsibility for all SAP Applications, Cloud Operations and Product Support, Cross-Development Functions, Enterprise Cloud Services

Executive Board Members Who Left During 2020 and 2021

Michael Kleinemeier (until April 30, 2020)

Jennifer Morgan (until April 30, 2020)

Stefan Ries (until May 31, 2020)

Adaire Fox-Martin (until June 30, 2021, member of the Executive Board until January 31, 2021)

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2020

Prof. Dr. h.c. mult. Hasso Plattner[2,4,6]

Chairman

Margret Klein-Magar[1,2,3]

Deputy Chairperson

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Dr. h. c. mult. Pekka Ala-Pietilä[2,6,7]

Chairman of the Board of Directors, Huhtamäki Oyj, Espoo, Finland

Chairman of the Board of Directors, Sanoma Corporation, Helsinki, Finland

Panagiotis Bissiritsas[1,2,3,5]

Member of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Aicha Evans[2,4,7]

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Board of Directors, Joby Aviation LLC, Santa Cruz, CA, United States (from December 23, 2020)

Prof. Dr. Gesche Joost[4,7]

Professor for Design Research and Head of the Design Research Lab,Berlin University of the Arts, Berlin, Germany

Supervisory Board, Ottobock SE & Co. KGaA, Duderstadt, Germany
Supervisory Board, ING-DiBa AG, Frankfurt, Germany

Monika Kovachka-Dimitrova[1,4,7]

Chief Project Expert Development

Member of the SAP SE Works Council (Europe)

Lars Lamadé[1,2,4]

Head of Sponsorships Europe and Asia

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Bernard Liautaud[2,4,6]

Managing Partner Balderton Capital, London, United Kingdom

Board of Directors, nlyte Software Ltd., London, United Kingdom

Board of Directors, Vestiaire Collective SA, Levallois-Perret, France

Board of Directors, Dashlane, Inc., New York, NY, United States

Board of Directors, Qubit Digital Ltd., London, United Kingdom

Board of Directors, Aircall.io, New York City, NY, United States

Board of Directors, Virtuo Technologies, Paris, France

Board of Directors, The Hut Group, Manchester, United Kingdom (until August 26, 2020)

Board of Directors, Peakon Aps, Copenhagen, Denmark

Board of Directors, Tim Talent SAS, Paris, France

Board of Directors, Citymapper Ltd., London, United Kingdom

Board of Directors, Toucan Toco SAS, Paris, France

Board of Directors, Traefik Labs SAS, Lyon, France

Dr. Qi Lu (from December 21, 2020)

CEO, MiraclePlus Ltd., Beijing, China

Board of Directors, Pinduoduo Inc., Shanghai, China

Chairman of the Board of Directors, Pine Field Holding Limited, Cayman Islands

Chairman of the Board of Directors, Pine Field Holding Limited, Hong Kong, China

Chairman of the Board of Directors, Pine Field Ltd., Peking, China

Gerhard Oswald[3,4,5,6,7]

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Christine Regitz[1,2,4,5]

Vice President User Experience

Chief Product Expert

Dr. Friederike Rotsch2, [3,5]

Group General Counsel and Head of Group Legal & Compliance, Merck KGaA, Darmstadt, Germany

Heike Steck[1,4], 7

Senior Operations Manager

Member of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Christa Vergien-Knopf[1,4,7]

Member of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Dr. Gunnar Wiedenfels[3,5]

Chief Financial Officer, Discovery, Inc., New York, NY, United States

Board of Directors, Motor Trend Group, LLC, El Segundo, CA, United States

Board of Directors, OWN LLC, West Hollywood, CA, United States

Board of Directors, Magnolia Discovery Ventures, LLC, Waco, Texas, United States

James Wright[1,3,4,5]

Chairman of the SAP SE Works Council (Europe)

Ralf Zeiger[1,2,7]

Chairman of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Supervisory Board Members Who Left During 2020

Diane Greene (until December 9, 2020)

1 Appointed by the SAP SE Works Council (Europe)
2 Member of the Company’s General and Compensation Committee
3 Member of the Company’s Audit Committee
4 Member of the Company’s Technology and Strategy Committee
5 Member of the Company’s Finance and Investment Committee
6 Member of the Company’s Nomination Committee
7 Member of the Company’s People and Organization Committee